Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Summary of Stock Option Activity

A summary of the 2019 Plan option activity and related information follows (in thousands except weighted average exercise price):

	Shares Available for Grant	Number of Options Outstanding	Weighted Average Exercise Price	Aggregate Intrinsic Value
Balance at January 1, 2023	509	9,954	$2.67	$4,840
Option plan increase	—	—	$—	—
Options granted	(327)	327	$7.11	—
Options exercised	–	(198)	$2.40	—
Options forfeited or cancelled	420	(420)	$2.37	—
Balance at September 30, 2023	602	9,663	$2.54	$4,636
Exercisable at September 30, 2023		7,705	$1.89	$4,568

A summary of the 2019 Plan option activity and related information follows (in thousands except weighted average exercise price):

	Shares Available for Grant	Number of Options Outstanding	Weighted Average Exercise Price	Aggregate Intrinsic Value
Balance at January 1, 2022	3,014	21,886	$0.63	$5,392
Option plan increase	500	—	$—	—
Options granted	(3,490)	3,490	$3.86	—
Options exercised	—	(264)	$0.43	—
Options forfeited or cancelled	1,198	(1,198)	$0.41	—
Balance at December 31, 2022	1,222	23,914	$1.11	$4,840
Exercisable at December 31, 2022		17,112	$0.66	$4,670

Schedule of Outstanding Stock Options

Additional information regarding Calidi’s outstanding stock options is summarized below:

	Options Outstanding at September 30, 2023
Exercise Prices	Number of Shares (in thousands)	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$0.48 – 0.60	3,977	3.72	$0.59
$1.80 – 2.40	3,500	6.80	$2.25
$2.41 – 4.01	467	8.03	$4.01
$7.11	1,719	8.74	$7.11
$0.48 – 7.11	9,663	7.53	$1.89

Additional information regarding Calidi’s outstanding stock options is summarized below:

	Options Outstanding at December 31, 2022
Exercise Prices	Number of Shares (in thousands)	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$0.20 – 0.25	9,999	4.14	$0.25
$0.75 – 1.00	9,107	7.44	$0.94
$1.01 – 1.67	1,342	8.75	$1.67
$3.86 (see Note 15)	3,466	9.34	$3.86
$0.20 – 3.86	23,914	7.48	$1.11

Schedule of Stock-Based Compensation Expense

Calidi recorded stock-based compensation expense in the following categories on the accompanying unaudited condensed consolidated statements of operations for the periods presented (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Research and development	$242	$235	$838	$469
General and administrative	867	827	2,785	2,995
Total	$1,109	$1,062	$3,623	$3,464

Calidi recorded stock-based compensation expense in the following categories on the accompanying consolidated statements of operations for the years ended December 31, 2022 and 2021 (in thousands):

	Year Ended December 31,
	2022	2021
Research and development	$747	$220
General and administrative	3,775	1,107
Total stock-based compensation expense	$4,522	$1,327

Schedule of Stock Options Valuation Assumptions

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Expected volatility	84.97%	88.13%	89.23%	88.40%
Risk-free interest rate	3.92%	2.98%	3.74%	2.03%
Expected option life (in years)	5.50	5.93	5.92	6.00
Expected dividend yield	0.0%	0.0%	0.0%	0.0%

	Year Ended December 31,
	2022	2021
Expected life (in years)	6.00	6.00
Risk-free interest rates	2.09%	1.32%
Volatility	88.35%	79.88%
Dividend yield	0.0%	0.0%